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AllianzGI U.S. Equity Hedged Fund
AllianzGI U.S. Equity Hedged Fund
Investment Objective
The Fund seeks capital appreciation, with added emphasis on the protection of capital during unfavorable market conditions.

Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of the Class P shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz. More information about these and other discounts is available in the “Classes of Shares” section beginning on page 314 of the Fund’s prospectus or from your financial advisor. In addition, if you purchase shares through a specific intermediary, you may be subject to different sales charges including reductions in or waivers of such charges. More information about these intermediary-specific sales charge variations is available in Appendix A to the Fund’s prospectus (“Intermediary Sales Charge Discounts and Waivers”).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - AllianzGI U.S. Equity Hedged Fund		Class A	Class C	Class T	Institutional Class	Class P
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none	2.50%	none	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	[1]	1.00%	1.00%	none	none	none
[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AllianzGI U.S. Equity Hedged Fund		Class A	Class C	Class T	Institutional Class	Class P
Management Fees		0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.25%	none	none
Other Expenses		9.08%	9.12%	9.08%	9.01%	9.09%
Acquired Fund Fees and Expenses		0.09%	0.09%	0.09%	0.09%	0.09%
Total Annual Fund Operating Expenses	[1]	10.12%	10.91%	10.12%	9.80%	9.88%
Expense Reductions	[2]	(8.78%)	(8.82%)	(8.78%)	(8.71%)	(8.69%)
Total Annual Fund Operating Expenses After Expense Reductions	[2]	1.34%	2.09%	1.34%	1.09%	1.19%
[1]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund as set forth in the Financial Highlights table of the Fund's prospectus, in part, because the Ratio of Expenses to Average Net Assets in the prospectus reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by Allianz Global Investors U.S. LLC ("AllianzGI U.S." or the "Manager") to irrevocably waive its management fee and/or reimburse the Fund through January 31, 2021 to the extent that Total Annual Fund Operating Expenses, excluding interest, tax, and extraordinary expenses, Acquired Fund Fees and Expenses, and certain credits and other expenses, exceed 1.25% for Class A shares, 2.00% for Class C shares, 1.25% for Class T shares, 1.00% for Institutional Class shares and 1.10% for Class P shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit in effect at the time of such waiver/reimbursement or recoupment. The Expense Limitation Agreement is terminable by the Trust or by mutual agreement of the parties.

Examples.

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Example: Assuming you redeem your shares at the end of each period
Expense Example - AllianzGI U.S. Equity Hedged Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	679	2,561	4,256	7,789
Class C	312	2,327	4,199	7,993
Class T	383	2,325	4,074	7,719
Institutional Class	111	2,051	3,809	7,518
Class P	121	2,074	3,840	7,555

Example: Assuming you do not redeem your shares
Expense Example No Redemption - AllianzGI U.S. Equity Hedged Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	679	2,561	4,256	7,789
Class C	212	2,327	4,199	7,993
Class T	383	2,325	4,074	7,719
Institutional Class	111	2,051	3,809	7,518
Class P	121	2,074	3,840	7,555

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended September 30, 2019 was 13% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies
In pursuing its investment objective, the Fund combines long equity exposure with positions in options that, when paired with the Fund’s long equity portfolio, are intended to promote the protection of capital during unfavorable market conditions. The Fund normally invests at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks of U.S. companies. The Fund may gain exposure to such stocks directly or indirectly. The Fund currently defines “U.S. companies” as those companies that are deemed to be United States companies for purposes of their geographical eligibility for inclusion in the S&P 500 Index, a broad-based index of U.S. stocks.

To achieve its long equity exposure, the Fund expects to invest typically in one or more exchange traded funds (ETFs), such as the iShares Core S&P 500 ETF or SPDR® S&P 500® ETF, that are intended to achieve exposure to and approximate the relative weighting of stocks in the S&P 500 Index. The Fund also may invest directly in some or all of the companies included in the S&P 500 Index, seeking to replicate approximately the relative weighting of the stocks in the S&P 500 Index. Additionally, in order to achieve the desired long equity exposure, the Fund also may invest in stock index futures and other derivative instruments that would result in a similar market exposure.

In addition to the long equity portfolio described above, under normal market and other conditions, the Fund employs a strategy of investing in exchange-traded options or FLEX options (i.e., listed options that are traded on an exchange, but with customized strike prices and expiration dates) that, when paired with the equity portfolio, are intended to promote the protection of capital during unfavorable market conditions (the “Index Option Strategy”). The Fund will utilize (buy) equity index put options (long puts) on U.S. equity indexes with the purpose of protecting the Fund from a significant market decline while limiting the cost and interference of this “protection,” and will write (sell) equity index call options (short calls) on U.S. equity indexes to offset some or all of the cost of the put options. Under normal market and other conditions, the option positions will consist of long puts expiring in roughly equal proportions over longer periods (e.g., the next 12 months), and short call positions expiring over a shorter period (e.g., fewer than 45 days) with notional value roughly equal to the full value of the Fund’s long equity portfolio. The long puts are designed to significantly protect the downside of the Fund’s long equity portfolio, which means that the notional value may be roughly equal to or may significantly exceed the full value of the Fund’s long equity portfolio. Additionally, under certain circumstances, the portfolio managers may construct paired option positions, or so-called “option spreads,” such as by pairing a long put position with a short put position. The number of contracts bought and sold can be different in a spread (normally called a “ratio spread”) or they can be the same. The Fund may enter into put spreads to seek to capture value from slight market decreases. All options are expected to be held to expiration unless the portfolio managers conclude that market conditions, redemptions or other circumstances make earlier closeout appropriate or necessary. In pursuing the Index Option Strategy, the Fund generally will not be able to offset the full cost of the “protection” it is seeking and must keep significant cash and cash equivalents available, and therefore the Fund may underperform the S&P 500 Index during periods of market increases and slight market decreases.

Principal Risks
The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first four risks):

Market Risk:  The Fund will be affected by factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them.

Issuer Risk:  The Fund will be affected by factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers.

Equity Securities Risk:  Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer.

Derivatives Risk:  Derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation.

Credit and Counterparty Risk:  An issuer or counterparty may default on obligations.

ETFs Risk:  The risks associated with investments in ETFs include market risks, risks associated with the performance of underlying investments made by the ETFs and potential liquidity risks of holding ETF shares. Shareholders will indirectly bear fees and expenses associated with the ETFs in which the Fund invests.

Focused Investment Risk:  To the extent the Fund focuses its investments on a limited number of issuers, sectors, industries or geographic regions, it may be subject to increased risk and volatility.

Leveraging Risk:  Instruments and transactions that constitute leverage magnify gains or losses and increase volatility.

Liquidity Risk:  To the extent the Fund invests in less liquid securities or the level of liquidity in a particular market is constrained, the lack of an active market for investments may cause delay in disposition or force a sale below fair value.

Management Risk:  The Fund will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management.

Turnover Risk:  High levels of portfolio turnover increase transaction costs and taxes and may lower investment performance.

Underlying Fund Risks:  The Fund will be indirectly affected by factors, risks and performance specific to Underlying Funds.

Please see “Summary of Principal Risks” in the Fund’s prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Other share classes would have different performance due to the different expenses they bear. Performance in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are different from the actual results of the predecessor class, due to differing levels of fees and expenses paid. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit us.allianzgi.com for more current performance information.

Calendar Year Total Returns — Class A

Highest and Lowest Quarter Returns
(for periods shown in the bar chart)
Highest 01/01/2019–03/31/2019	7.10%
Lowest 10/01/2018–12/31/2018	-9.85%

Average Annual Total Returns (for periods ended 12/31/19)
Average Annual Returns - AllianzGI U.S. Equity Hedged Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	12.42%	3.70%	6.01%	Dec. 03, 2012
Class C	17.06%	4.10%	6.07%	Dec. 03, 2012
Class T	15.99%	4.35%	6.48%	Dec. 03, 2012
Institutional Class	19.21%	5.14%	7.13%	Dec. 03, 2012
Class P	19.14%	5.02%	7.01%	Dec. 03, 2012
After Taxes on Distributions | Class A	12.18%	2.52%	4.49%
After Taxes on Distributions and Sale of Fund Shares | Class A	7.35%	2.28%	3.95%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	31.49%	11.70%	14.79%	Dec. 03, 2012
Lipper Alternative Long/Short Equity Funds Average	12.36%	3.88%	5.93%	Dec. 03, 2012

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.